Summary of Significant Accounting Policies - Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(238,574)	(241,132)	(242,966)
Total weighted average common shares outstanding (basic)	2,742,028	2,739,470	2,737,636
Dilutive effect of assumed exercise of stock options		2,638	1,442
Weighted average common shares outstanding (diluted)	2,742,028	2,742,108	2,739,078